Consolidated Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flow from / (used in) operating activities
Net profit / (loss)	$ 2,136	$ 3,986
Non-cash items included in net profit and other adjustments:
Depreciation, amortization and impairment of non-financial assets	1,176	900
Credit loss expense / (release)	54	25
Share of net (profit) / loss of associates and joint ventures and impairment related to associates	(25)	(12)
Deferred tax expense / (benefit)	(63)	348
Net loss / (gain) from investing activities	(116)	(778)
Net loss / (gain) from financing activities	3,085	(14,371)
Other net adjustments	(1,198)	9,346
Net change in operating assets and liabilities:
Amounts due from banks and amounts due to banks	(3,313)	3,000
Securities financing transactions measured at amortized cost	13,672	10,833
Cash collateral on derivative instruments	(5,104)	(4,704)
Loans and advances to customers and customer deposits	(14,863)	(13,959)
Financial assets and liabilities at fair value held for trading and derivative financial instruments	(7,726)	13,149
Brokerage receivables and payables	(5,366)	8,239
Financial assets at fair value not held for trading and other financial assets and liabilities	(1,306)	1,480
Provisions, other non-financial assets and liabilities	658	3
Income taxes paid, net of refunds	(810)	(847)
Net cash flow from / (used in) operating activities	(19,110)	16,639
Cash flow from / (used in) investing activities
Disposal of subsidiaries, associates and intangible assets	35	911
Purchase of property, equipment and software	(669)	(695)
Disposal of property, equipment and software	0	3
Purchase of financial assets measured at fair value through other comprehensive income	(2,444)	(2,821)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	2,468	2,291
Purchase of debt securities measured at amortized cost	(7,541)	(8,167)
Disposal and redemption of debt securities measured at amortized cost	4,659	3,914
Net cash flow from / (used in) investing activities	(3,492)	(4,565)
Cash flow from / (used in) financing activities
Net issuance (repayment) of short-term debt measured at amortized cost	5,555	(10,440)
Distributions paid on UBS AG shares	(6,000)	(4,200)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	51,141	48,856
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(44,091)	(36,309)
Net cash flows from other financing activities	(242)	(341)
Net cash flow from / (used in) financing activities	6,362	(2,433)
Total cash flow
Cash and cash equivalents at the beginning of the period	195,200	207,755
of which: cash and balances at central banks	159,343	190,244
of which: loans and advances to banks	12,189	15,625
of which: money market paper	9,428	1,880
Net cash flow from / (used in) operating, investing and financing activities	(16,239)	9,642
Effects of exchange rate differences on cash and cash equivalents	1,999	(9,648)
Cash and cash equivalents at the end of the period	180,959	207,748
Net cash flow from / (used in) operating activities includes:
Interest received in cash	15,024	6,094
Interest paid in cash	11,429	2,732
Dividends on equity investments, investment funds and associates received in cash	$ 1,259	$ 1,059